A Word from Charles Schwab

Dear Schwab Signature(TM)Annuity Investor:


I am pleased to provide you with the annual reports for the portfolios you had selected in your Schwab Signature Annuity as of December 31, 2001. Inside you'll find individual annual reports prepared by the investment companies that manage them.* * When you invest in the Schwab Signature Annuity, you do not invest directly in the annuity portfolios. You invest in sub-accounts of a separate account of Great-West Life & Annuity Insurance Company that in turn invest in the annuity portfolios you've selected. Your account is then credited with variable accumulation units in that sub-account. The fees and charges associated with the sub-accounts and the terms and conditions of your investment are detailed in the prospectus for the Schwab Signature Annuity. Please read the prospectus carefully before investing.


The year 2001 will go down as one of the most difficult and unforgettable years in our country's history. The tragic events of September 11 will weigh on our minds for years to come, and our weakened economy raises concern about individual financial well-being. Amid the nation's uncertainty, we must continue to reach out and offer support to those who are distressed and take steps to rebuild and create the best possible future for ourselves and generations to come.

The events of 2001 should not be a reason to let go of your financial dreams. America is strong and has a magnificent future. Our financial system and our democracy are both up to the task and the message for investors remains consistent: the basic rules of investing still apply. Just as in the past, a long-term strategy and a diversified portfolio are still the most important factors in achieving your financial future.

As you continue to invest to achieve your financial goals, we hope you'll find the enclosed reports useful. If you have any questions, please don't hesitate to call one of our licensed representatives at 1-888-560-5938, Monday through Friday 6:00 a.m. to 4:30 p.m. or log into the Schwab Client Center on Schwab.com and visit us under Annuities in Planning.

Thank you for your continued trust.



Sincerely,

/s/ Charles Schwab

Charles Schwab



The Schwab Signature(TM)Annuity (Form J444) is a flexible premium variable annuity, issued by Great-West Life & Annuity Insurance Company. Charles Schwab & Co., Inc. is the broker/dealer, insurance agency, and distributor.



(C)2002 Charles Schwab & Co. Inc.  (2002-07487)




                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                        Variable Annuity-1 Series Account
                            Schwab Signature Annuity
                            Annual Report Form N-30D
                         File Nos. 333-01153, 811-07549


The information required to be contained in this report for the period ending December 31, 2001 includes the attached letter to contract holders and the following previously filed annual reports for the underlying funds of the above-referenced Registrant which are incorporated herein by reference:

Alger American Fund
File No. 811-05550
Form N-30D
Filed via EDGAR and accepted on February 27, 2002
Accession No. 0000930413-02-000517

Alliance Variable Products Series Fund, Inc.: Alliance VP Growth Portfolio File No. 811-05398
Form N-30D
Filed via EDGAR and accepted on March 7, 2002
Accession No. 0000936772-02-000159

Alliance Variable Products Series Fund, Inc.: Alliance VP Growth & Income Portfolio
File No. 811-05398
Form N-30D
Filed via EDGAR and accepted on March 6, 2002
Accession No. 0000936772-02-000138

Alliance Variable Products Series Fund, Inc.: AllianceBernstein VP Real Estate Investment Portfolio
File No. 811-05398
Form N-30D
Filed via EDGAR and accepted on March 7, 2002
Accession No. 0000936772-02-000144

American Century Variable Portfolios, Inc.
File No. 811-05188
Form N-30D
Filed via EDGAR and accepted on March 1, 2002
Accession No. 0000814680-02-000008

Berger IPT-Small Company Growth Fund
File No. 811-07367
Form N-30D
Filed via EDGAR and accepted on February 14, 2002
Accession No. 0000950134-02-001322

Berger IPT-Large Cap Growth Fund
File No. 811-07367
Form N-30D
Filed via EDGAR and accepted on February 14, 2002
Accession No. 0000950134-02-001323

Delaware Group Premium Fund: Small Cap Value Series
File No. 811-05162
Form N-30D
Filed via EDGAR and accepted on February 28, 2002
Accession No. 0000950116-02-000297

Deutsche Asset Management Variable Insurance Trust: Small Cap Index Fund File No. 811-07507
Form N-30D
Filed via EDGAR and accepted on February 27, 2002
Accession No. 0000935069-02-000142

Deutsche Asset Management Variable Insurance Trust: EAFE Equity Index Fund File No. 811-07507
Form N-30D
Filed via EDGAR and accepted on February 27, 2002
Accession No. 0000935069-02-000143

Dreyfus Variable Investment Fund
File No. 811-05125
Form N-30D
Filed via EDGAR and accepted on March 7, 2002
Accession No. 0000813383-02-000004

Federated Insurance Series
File No. 811-08042
Form N-30D
Filed via EDGAR and accepted on February 25, 2002
Accession No. 0001056288-02-000117

INVESCO Variable Investment Funds, Inc.
File No. 811-08038
Form N-30D
Filed via EDGAR and accepted on February 27, 2002
Accession No. 0000912744-02-000002

Janus Aspen Series
File No. 811-07736
Form N-30D
Filed via EDGAR and accepted on February 20, 2002
Accession No. 0001012709-02-000319

JP Morgan Series Trust II:  Small Company Fund
File No. 811-08212
Form N-30D
Filed via EDGAR and accepted on February 4, 2002
Accession No. 0000912057-02-003918

Oppenheimer Variable Account Fund
File No. 811-05398
Form N-30D
Filed via EDGAR and accepted on March 11, 2002
Accession No. 1110538-02-000054

PBHG Insurance Series Fund, Inc.
File No. 811-05398
Form N-30D
Filed via EDGAR and accepted on March 1, 2002
Accession No. 0000891554-02-001137

SAFECO Resource Series Trust
File No. 811-04717
Form N-30D
Filed via EDGAR and accepted on February 28, 2002
Accession No. 0000912057-02-008192

Schwab Annuity Portfolios
File No. 811-08314
Form N-30D
Filed via EDGAR and accepted on March 4, 2002
Accession No. 0000950149-02-000423

Scudder Variable Series I:  Capital Growth Portfolio
File No. 811-04257
Form N-30D
Filed via EDGAR and accepted on February 22, 2002
Accession No. 0000088053-02-000218

Scudder Variable Series II:  Small Cap Growth Portfolio
File No. 811-05398
Form N-30D
Filed via EDGAR and accepted on February 22, 2002
Accession No. 0000088053-02-000224

Strong Variable Insurance Funds, Inc.: Strong VIF MidCap Growth Fund II File No. 811-06553
Form N-30D
Filed via EDGAR and accepted on March 5, 2002
Accession No. 0000940180-02-000488

Strong Variable Insurance Funds, Inc.: Strong VIF Opportunity Fund II File No. 811-06553
Form N-30D
Filed via EDGAR and accepted on March 5, 2002
Accession No. 0000940180-02-000493